Accrued Liabilities	12 Months Ended
Feb. 28, 2013
Accrued Liabilities
Accrued Liabilities

8.            Accrued Liabilities

The Company’s accrued liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631